Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) - Jun. 30, 2017 € in Thousands, NOK in Thousands, $ in Thousands	USD ($) € / $ NOK / $	EUR (€) € / $ NOK / $	NOK € / $ NOK / $
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)	$ 653
Expected Maturity, 2017	39,620
Expected Maturity, 2018	$ 19,982
Euro
Derivative [Line Items]
Average Forward Rate | € / $	0.92	0.92	0.92
Fair Value / Carrying Amount of Asset (Liability)	$ 449
Expected Maturity, 2017	8,153
Expected Maturity, 2018	$ 0
Euro | Contract Amount in Foreign Currency
Derivative [Line Items]
Contract Amount in Foreign Currency | €		€ 7,500
Norwegian Kroner
Derivative [Line Items]
Average Forward Rate | NOK / $	8.36	8.36	8.36
Fair Value / Carrying Amount of Asset (Liability)	$ 204
Expected Maturity, 2017	31,467
Expected Maturity, 2018	$ 19,982
Norwegian Kroner | Contract Amount in Foreign Currency
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK			NOK 430,000